UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08059

Cohen & Steers Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCK 98.2%
AUSTRALIA 7.7%
REAL ESTATE
DIVERSIFIED 3.2%
Australand Property Group	847,069	$3,319,891
BGP Holdings PLC (EUR)(a),(b),(c)	4,151,319	0
Cromwell Property Group	292,791	261,005
Dexus Property Group	5,948,973	5,866,471
Mirvac Group	2,442,622	3,860,036
		13,307,403
INDUSTRIALS 1.8%
Goodman Group	1,672,763	7,357,074

RETAIL 2.7%
CFS Retail Property Trust	2,559,794	4,491,330
Federation Centres Ltd.	2,370,854	5,196,984
Westfield Group	156,254	1,488,358
		11,176,672
TOTAL AUSTRALIA		31,841,149

BERMUDA 0.9%
REAL ESTATE—HOTEL
Orient-Express Hotels Ltd., Class A (USD)(c)	266,200	3,835,942

CANADA 1.0%
REAL ESTATE
DIVERSIFIED 0.5%
H&R Real Estate Investment Trust	108,555	2,244,747

OFFICE 0.5%
Allied Properties Real Estate Investment Trust	66,475	2,074,525
TOTAL CANADA		4,319,272

FRANCE 4.2%
REAL ESTATE
DIVERSIFIED 0.4%
Gecina SA	11,873	1,578,012

RETAIL 3.8%
Klepierre	159,576	7,138,712
Unibail-Rodamco	32,790	8,509,923
		15,648,635
TOTAL FRANCE		17,226,647

	Number of Shares	Value
GERMANY 2.0%
REAL ESTATE
OFFICE 0.5%
Alstria Office REIT AG(c)	148,108	$1,985,318

RESIDENTIAL 1.5%
Deutsche Wohnen AG	196,487	4,214,387
LEG Immobilien AG(c)	28,823	1,890,154
		6,104,541
TOTAL GERMANY		8,089,859

HONG KONG 10.1%
REAL ESTATE
DIVERSIFIED 3.9%
Hang Lung Properties Ltd.	1,466,000	4,219,975
New World Development Co., Ltd.	2,631,283	2,654,364
Sun Hung Kai Properties Ltd.	295,101	3,623,657
Swire Properties Ltd.	1,026,000	2,941,925
Wharf Holdings Ltd.	447,624	2,870,917
		16,310,838
OFFICE 1.8%
Hongkong Land Holdings Ltd. (USD)	1,167,143	7,559,638

RESIDENTIAL 3.1%
China Overseas Land & Investment Ltd.	2,989,858	7,749,159
Shimao Property Holdings Ltd.	2,259,500	4,974,097
		12,723,256
RETAIL 1.3%
Link REIT	1,049,500	5,188,761
TOTAL HONG KONG		41,782,493

JAPAN 12.5%
REAL ESTATE
DIVERSIFIED 9.1%
Activia Properties	399	3,209,131
Hulic Co., Ltd.	296,700	4,072,768
Mitsubishi Estate Co., Ltd.	312,335	7,416,596
Mitsui Fudosan Co., Ltd.	456,877	13,938,502
Sumitomo Realty & Development Co., Ltd.	116,000	4,540,097
Tokyo Tatemono Co., Ltd.	521,000	4,464,111
		37,641,205

	Number of Shares	Value
INDUSTRIALS 0.4%
Industrial & Infrastructure Fund Investment Corp.	200	$1,645,907

OFFICE 1.2%
Hulic REIT(c)	378	516,378
Japan Prime Realty Investment Corp.	466	1,509,350
Japan Real Estate Investment Corp.	578	2,908,583
Nippon Building Fund	11	57,561
		4,991,872
RETAIL 1.8%
AEON Mall Co., Ltd.	78,700	2,016,255
Japan Retail Fund Investment Corp.	2,834	5,585,121
		7,601,376
TOTAL JAPAN		51,880,360

NETHERLANDS 1.8%
REAL ESTATE
OFFICE 1.2%
Nieuwe Steen Investments NV	822,101	4,980,870

RETAIL 0.6%
Corio NV	56,606	2,585,832
TOTAL NETHERLANDS		7,566,702

NORWAY 0.4%
REAL ESTATE—OFFICE
Norwegian Property ASA	1,315,293	1,592,550

SINGAPORE 2.5%
REAL ESTATE
DIVERSIFIED 1.6%
Capitaland Ltd.	2,754,000	6,343,015

INDUSTRIALS 0.9%
Global Logistic Properties Ltd.	1,805,000	3,809,339
TOTAL SINGAPORE		10,152,354

SPAIN 1.0%
REAL ESTATE—DIVERSIFIED
Hispania Activos Inmobiliarios SA(c)	139,473	2,005,993
Lar Espana Real Estate Socimi SA	151,659	2,168,724
TOTAL SPAIN		4,174,717

	Number of Shares	Value
SWEDEN 0.7%
REAL ESTATE—DIVERSIFIED
Hemfosa Fastigheter AB(c)	182,522	$2,820,048

UNITED KINGDOM 7.4%
REAL ESTATE
DIVERSIFIED 2.9%
Land Securities Group PLC	586,462	9,995,091
Londonmetric Property PLC	895,207	2,115,918
		12,111,009
OFFICE 0.7%
Derwent London PLC	61,537	2,781,859

RETAIL 2.9%
Hammerson PLC	1,290,517	11,930,480

SELF STORAGE 0.9%
Big Yellow Group PLC	418,686	3,815,027
TOTAL UNITED KINGDOM		30,638,375

UNITED STATES 46.0%
REAL ESTATE
DIVERSIFIED 5.4%
American Assets Trust	94,194	3,178,106
American Realty Capital Properties	286,854	4,021,693
Forest City Enterprises, Class A(c)	315,728	6,030,405
Vornado Realty Trust	93,272	9,192,888
		22,423,092
HEALTH CARE 3.5%
Aviv REIT	115,962	2,835,271
Omega Healthcare Investors	99,502	3,335,307
Ventas	137,811	8,347,212
		14,517,790
HOTEL 2.8%
Host Hotels & Resorts	179,842	3,640,002
Strategic Hotels & Resorts(c)	464,737	4,735,670
Sunstone Hotel Investors	220,188	3,023,181
		11,398,853
INDUSTRIALS 2.7%
First Industrial Realty Trust	159,217	3,076,072

	Number of Shares	Value
Prologis	202,826	$8,281,386
		11,357,458
OFFICE 8.2%
Corporate Office Properties Trust	184,473	4,914,361
Douglas Emmett	231,090	6,271,783
Empire State Realty Trust, Class A	186,406	2,816,595
Kilroy Realty Corp.	56,638	3,317,854
Parkway Properties	216,319	3,947,822
PS Business Parks	48,346	4,042,692
SL Green Realty Corp.	85,415	8,594,457
		33,905,564
RESIDENTIAL—APARTMENT 5.7%
Apartment Investment & Management Co.	208,922	6,313,623
Equity Residential	157,299	9,121,769
Home Properties	51,672	3,106,520
UDR	198,872	5,136,864
		23,678,776
SELF STORAGE 4.5%
Extra Space Storage	142,356	6,905,690
Public Storage	45,127	7,603,448
Sovran Self Storage	54,902	4,032,552
		18,541,690
SHOPPING CENTERS 11.3%
COMMUNITY CENTER 4.5%
Kimco Realty Corp.	367,592	8,042,913
Regency Centers Corp.	161,311	8,236,540
Tanger Factory Outlet Centers	63,366	2,217,810
		18,497,263
REGIONAL MALL 6.8%
Glimcher Realty Trust	208,552	2,091,776
Simon Property Group	158,023	25,915,772
		28,007,548
TOTAL SHOPPING CENTERS		46,504,811

SPECIALTY 1.9%
Digital Realty Trust	144,170	7,652,544

TOTAL UNITED STATES			$189,980,578
TOTAL COMMON STOCK (Identified cost—$344,447,229)			405,901,046

		Number of Rights	Value
RIGHTS—HONG KONG 0.0%
REAL ESTATE—DIVERSIFIED
New World Development Co., Ltd.(b),(c)		877,094	180,926
TOTAL RIGHTS (Identified cost—$0)			180,926

		Number of Shares
SHORT-TERM INVESTMENTS 0.6%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(d)		2,500,000	2,500,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$2,500,000)			2,500,000

TOTAL INVESTMENTS (Identified cost—$346,947,229)	98.8%		408,581,972

OTHER ASSETS IN EXCESS OF LIABILITIES	1.2		4,891,513

NET ASSETS	100.0%		$413,473,485

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)         Illiquid security. Aggregate holdings equal 0.0% of the net assets of the Fund.

(b)         Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.0% of the net assets of the Fund.

(c)          Non-income producing security.

(d)         Rate quoted represents the seven-day yield of the Fund.

Sector Summary	% of Net Assets
Diversified	28.7
Office	14.5
Retail	13.1
Shopping Centers	11.3
Residential	10.3
Industrials	5.8
Self Storage	5.4
Hotel	3.7
Health Care	3.5
Specialty	1.9
Other	1.8
100.0

Cohen & Steers Global Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the

Cohen & Steers Global Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of March 31, 2014, there were $174,122,559 of securities transferred between Level 1 and Level 2, which resulted from the Fund utilizing foreign equity fair value pricing procedures as of March 31, 2014.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at value:

Cohen & Steers Global Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock-Australia	$31,841,149	$—	$31,841,149	$—	(a)
Common Stock-France	17,226,647	—	17,226,647	—
Common Stock-Germany	8,089,859	1,985,318	6,104,541	—
Common Stock-Hong Kong	41,782,493	—	41,782,493	—
Common Stock-Japan	51,880,360	516,378	51,363,982	—
Common Stock-Netherlands	7,566,702	—	7,566,702	—
Common Stock-Singapore	10,152,354	—	10,152,354	—
Common Stock-United Kingdom	30,638,375	—	30,638,375	—
Common Stock-Other Countries	206,723,107	206,723,107	—	—
Rights - Hong Kong	180,926	—	180,926	—
Money Market Funds	2,500,000	—	2,500,000	—
Total Investments(b)	$408,581,972	$209,224,803	$199,357,169	$—

(a) BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.   Income Tax Information

As of March 31, 2014, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$346,947,229
Gross unrealized appreciation	$67,880,131
Gross unrealized depreciation	(6,245,388)
Net unrealized appreciation	$61,634,743

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin		By:	/s/James Giallanza
	Name: Adam M. Derechin			Name: James Giallanza
	Title:	President and Principal Executive Officer		Title:	Treasurer and Principal Financial Officer

Date: May 23, 2014